SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)					3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 30, 2025 USD ($) $ / shares shares	May 14, 2025 USD ($)	Mar. 24, 2025 USD ($) $ / shares shares	Jan. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 13, 2024
Cash, FDIC insured amount					$ 250,000				$ 250,000		$ 250,000
Cash equivalents					0				0		0	$ 0
Amortization expense											721,533
Finite lived amortization											9,619,421
Inventory write-downs									0		0	0
Marketing and advertising expense					$ 104,914			$ 251,330	$ 644,941	$ 1,332,957	$ 1,478,663	$ 2,097,505
Common stock par value | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Net sales revenue percentage		10.00%
Gross sales		$ 5,000,000
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Paid-in Capital [Member]
Dividend						$ 294,000	$ 294,000		$ 832,109
Master Distribution Agreement [Member]
Amortization expense									435,625
Master Distribution Agreement [Member] | Propre Energie Inc [Member]
Finite lived intangible assets, estimated useful lives				3 years
Common shares issued for consideration | shares				650,000
Common stock par value | $ / shares				$ 0.0001
Fair value of common stock issued for consideration				$ 1,963,000
Master Distribution Agreement [Member] | Navy Wharf Ltd [Member]
Finite lived intangible assets, estimated useful lives			3 years
Common shares issued for consideration | shares			1,000,000
Common stock par value | $ / shares			$ 0.0001
Fair value of common stock issued for consideration			$ 4,750,000
Recission Agreement [Member] | Navy Wharf Ltd [Member]
Stock redeemed or called during period, shares | shares	1,000,000
Sale of stock, price per share | $ / shares	$ 4.75
Stock redeemed or called during period, value	$ 4,750,000
Patents [Member]
Amortization expense									839,673
Finite lived amortization thereafter					$ 8,779,749				$ 8,779,749
Options [Member]
Anti-dilutive securities | shares									2,156,667		156,667	176,667
Warrant [Member]
Anti-dilutive securities | shares									997,899		940,333	89,533
Derivative [Member]
Anti-dilutive securities | shares									0		0	0
Minimum [Member]
Finite lived intangible assets, estimated useful lives											14 years
Property and equipment, estimated useful lives					3 years				3 years		3 years
Minimum [Member] | Patents [Member]
Finite lived intangible assets, estimated useful lives					14 years				14 years
Maximum [Member]
Finite lived intangible assets, estimated useful lives											17 years
Property and equipment, estimated useful lives					5 years				5 years		5 years
Maximum [Member] | Patents [Member]
Finite lived intangible assets, estimated useful lives					17 years				17 years
MangoRx Mexico [Member]
Equity ownership percentage					98.00%				98.00%		98.00%		98.00%
Number of operating segment | Segment											1
MangoRx UK Limited [Member]
Equity ownership percentage					100.00%				100.00%		100.00%		100.00%